Related Party Balances and Transactions (Details 2) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Ian Huen [Member]
A borrowing from a related party	[1]	$ 6,410		$ 6,410
AENEAS CAPITAL LIMITED [Member]
Payments on behalf of the Group	[2]	64,038
Expense reimbursement	[2]	66,881	7,331
Payments on behalf of related parties	[3]	109,025	22,934
Repayments from related parties	[3]		132,128
Management and administrative fees	[4]	640,932	448,718
Settlement of Management fees	[4]		705,128
Aeneas Management Limited [Member]
Payments on behalf of the Group	[2]		156,961
Expense reimbursement	[2]		156,961
Aeneas Limited [Member]
Payments on behalf of related parties	[3]	132,074
Repayments from related parties	[3]		190,427
Aeneas Group Limited [Member]
Payments on behalf of related parties	[3]	1,853
Repayments from related parties	[3]		7,451
Jurchen Investment Corporation [Member]
Rental expense	[5]		207,841
Settlement of rental expense	[5]		207,841
Payment for rental deposit	[5]		$ 50,000

[1]	The non-interest-bearing loan was borrowed from management for operation purpose and the loan was due on demand.
[2]	AENEAS CAPITAL LIMITED has paid the audit fee and legal fee on behalf of the Group and received the expense reimbursement. Some of the amounts were repaid during the periods. The balances were non-interest bearing. Aeneas Management Limited has paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.
[3]	The Group has paid the expenses on behalf of AENEAS CAPITAL LIMITED, Aeneas Limited and Aeneas Group Limited, and the balances were non-interest bearing. There was no further payment on behalf transactions since April 2018.
[4]	AENEAS CAPITAL LIMITED provides certain management and administrative services to the Group. For the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017, AENEAS CAPITAL LIMITED was entitled to receive a fixed amount of administrative fees of HKD500,000 (approximately $64,103) per calendar month. On July 31, 2018, the agreement was mutually agreed to be terminated.
[5]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month.